Description of the Plan - Narrative (Details) - EBP 001	1 Months Ended	12 Months Ended
	Jan. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) loan year
EBP, Description of Plan [Line Items]
Net transfers into (from) plan	$ 117,000,000.0	$ 116,813,000
Salary deferral, automatic deferral rate		6.00%
Retirement age | year		65
Requisite service period, consecutive months		1 year
Employer contribution, participant compensation matched, percentage		6.00%
Employer contribution, annual retirement contribution, percentage		0.05
Forfeited nonvested account		$ 299,934
Note receivable minimum borrowing amount		1,000
Note receivable maximum borrowing amount		$ 50,000
Note receivable from participant, general loan, maximum borrowing term		5 years
Participant loan, basis spread on variable rate		0.01
Plan participants, increments percentage		1.00%
Note receivable from participant, maximum number of notes outstanding | loan		1
EBP, Qualified Non-Elective Contributions
EBP, Description of Plan [Line Items]
Participant contribution, annual compensation to total compensation, percentage		0.75
EBP, Active Participants
EBP, Description of Plan [Line Items]
Note receivable minimum borrowing amount		$ 2,000
Note receivable maximum borrowing as percentage of total account		50.00%
Note receivable maximum borrowing amount		$ 50,000
Minimum
EBP, Description of Plan [Line Items]
Salary deferral automatic yearly increase to deferral rate		1.00%
Rate of Interest		4.30%
Maximum
EBP, Description of Plan [Line Items]
Salary deferral automatic yearly increase to deferral rate		15.00%
Employer contribution vesting service period		3 years
Rate of Interest		9.50%